UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239
Name of Registrant: Vanguard Horizon Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2012
Item 1: Schedule of Investments

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (13.3%)
Domino's Pizza Inc.	42,600	1,855
Dillard's Inc. Class A	20,950	1,755
Brinker International Inc.	54,200	1,680
* ANN Inc.	46,500	1,574
Thor Industries Inc.	40,900	1,531
Brown Shoe Co. Inc.	82,200	1,510
* Fifth & Pacific Cos. Inc.	118,700	1,478
* Papa John's International Inc.	25,115	1,380
Movado Group Inc.	43,800	1,344
* Coinstar Inc.	25,400	1,321
Foot Locker Inc.	40,100	1,288
Chico's FAS Inc.	68,300	1,261
* Smith & Wesson Holding Corp.	147,700	1,247
Regal Entertainment Group Class A	86,900	1,212
* Journal Communications Inc. Class A	209,375	1,133
Buckle Inc.	25,300	1,129
Service Corp. International	76,300	1,054
* Conn's Inc.	32,300	991
Cheesecake Factory Inc.	27,100	887
* Corinthian Colleges Inc.	319,100	779
* Tenneco Inc.	22,000	772
Cinemark Holdings Inc.	29,700	772
* LeapFrog Enterprises Inc.	88,900	767
NACCO Industries Inc. Class A	11,942	725
Dana Holding Corp.	45,100	704
* Jarden Corp.	10,800	558
Belo Corp. Class A	52,200	400
* Hanesbrands Inc.	9,700	347
Cracker Barrel Old Country Store Inc.	5,300	341
* Vitamin Shoppe Inc.	5,500	315
Brunswick Corp.	10,700	311
Cooper Tire & Rubber Co.	11,600	294
* Asbury Automotive Group Inc.	7,900	253
Stage Stores Inc.	9,200	228
Churchill Downs Inc.	3,000	199
* Sonic Corp.	18,400	191
* Grand Canyon Education Inc.	6,500	153
* Overstock.com Inc.	9,100	130
Ameristar Casinos Inc.	4,500	118
* Marriott Vacations Worldwide Corp.	2,200	92
OfficeMax Inc.	9,000	88
Superior Industries International Inc.	4,300	88
Jones Group Inc.	7,700	85
Destination Maternity Corp.	3,500	75
Fisher Communications Inc.	2,600	70
* New York & Co. Inc.	17,400	66
Valassis Communications Inc.	2,400	62

* Isle of Capri Casinos Inc.	11,000	62
		34,675
Consumer Staples (3.3%)
* Dean Foods Co.	105,200	1,737
* Pilgrim's Pride Corp.	207,900	1,507
Nu Skin Enterprises Inc. Class A	38,500	1,426
* Susser Holdings Corp.	38,800	1,338
Universal Corp.	18,500	923
* Rite Aid Corp.	653,400	889
* USANA Health Sciences Inc.	6,000	198
SUPERVALU Inc.	48,800	121
Sanderson Farms Inc.	2,500	119
* Central Garden and Pet Co. Class A	10,500	110
* Seneca Foods Corp. Class A	2,900	88
* Medifast Inc.	3,000	79
		8,535
Energy (5.4%)
* Helix Energy Solutions Group Inc.	86,500	1,785
* Rosetta Resources Inc.	35,600	1,615
Western Refining Inc.	55,100	1,553
HollyFrontier Corp.	32,034	1,491
Delek US Holdings Inc.	57,100	1,446
* EPL Oil & Gas Inc.	62,300	1,405
* Vaalco Energy Inc.	158,300	1,369
* Stone Energy Corp.	52,300	1,073
Energy XXI Bermuda Ltd.	30,900	995
Bristow Group Inc.	10,400	558
* Parker Drilling Co.	77,100	355
Rentech Inc.	66,400	175
* Hornbeck Offshore Services Inc.	4,400	151
Alon USA Energy Inc.	5,200	94
* Exterran Holdings Inc.	3,600	79
		14,144
Financials (22.8%)
* American Capital Ltd.	164,300	1,972
Protective Life Corp.	61,600	1,760
* Credit Acceptance Corp.	17,112	1,740
Cathay General Bancorp	87,700	1,710
Allied World Assurance Co. Holdings AG	21,400	1,686
CNO Financial Group Inc.	171,000	1,595
* World Acceptance Corp.	20,800	1,551
Nelnet Inc. Class A	51,148	1,524
Chemical Financial Corp.	57,900	1,376
Webster Financial Corp.	66,630	1,369
Heartland Financial USA Inc.	51,500	1,347
Umpqua Holdings Corp.	112,900	1,331
Primerica Inc.	41,500	1,245
CapitalSource Inc.	164,300	1,245
Extra Space Storage Inc.	32,700	1,190
Apartment Investment & Management Co. Class A	42,100	1,139
WesBanco Inc.	49,411	1,098
CBL & Associates Properties Inc.	50,900	1,080
Post Properties Inc.	20,400	1,019
Omega Healthcare Investors Inc.	42,500	1,014
Republic Bancorp Inc. Class A	46,854	990
EPR Properties	20,900	964

Glacier Bancorp Inc.	65,500	963
Highwoods Properties Inc.	27,600	923
Lexington Realty Trust	86,300	902
Brandywine Realty Trust	72,400	882
National Retail Properties Inc.	28,100	877
* St. Joe Co.	37,800	872
* First Industrial Realty Trust Inc.	61,800	870
DCT Industrial Trust Inc.	132,700	861
MarketAxess Holdings Inc.	24,300	858
Oritani Financial Corp.	55,800	855
RLJ Lodging Trust	43,600	844
* Howard Hughes Corp.	11,300	825
PacWest Bancorp	32,900	815
Provident Financial Services Inc.	52,500	783
Pennsylvania REIT	44,100	778
* Sunstone Hotel Investors Inc.	68,800	737
Ramco-Gershenson Properties Trust	53,800	716
PrivateBancorp Inc.	46,000	705
Mack-Cali Realty Corp.	26,900	702
Equity One Inc.	33,400	702
* Alexander & Baldwin Inc.	23,800	699
Inland Real Estate Corp.	80,400	674
Retail Properties of America Inc.	54,100	648
Washington Federal Inc.	38,000	641
CapLease Inc.	113,100	630
* FelCor Lodging Trust Inc.	133,800	625
* Flagstar Bancorp Inc.	31,300	607
Cedar Realty Trust Inc.	112,700	595
Select Income REIT	23,800	589
First Potomac Realty Trust	47,300	585
Cardinal Financial Corp.	33,400	543
Montpelier Re Holdings Ltd.	22,300	510
Douglas Emmett Inc.	21,400	499
Platinum Underwriters Holdings Ltd.	10,300	474
Mid-America Apartment Communities Inc.	6,900	447
Franklin Street Properties Corp.	34,200	421
Parkway Properties Inc.	29,800	417
Associated Banc-Corp	25,200	331
Home Properties Inc.	4,600	282
Federated Investors Inc. Class B	12,100	245
Horace Mann Educators Corp.	10,900	217
* Nationstar Mortgage Holdings Inc.	6,700	208
Sterling Financial Corp.	9,600	200
Medical Properties Trust Inc.	14,700	176
TCP Capital Corp.	10,500	155
MainSource Financial Group Inc.	11,200	142
Apollo Investment Corp.	16,100	135
* Wilshire Bancorp Inc.	22,400	131
* Netspend Holdings Inc.	10,200	121
Bancfirst Corp.	2,800	119
* Citizens Republic Bancorp Inc.	6,000	114
GAMCO Investors Inc.	1,870	99
* Southwest Bancorp Inc.	7,400	83
* ICG Group Inc.	7,200	82
Stewart Information Services Corp.	3,100	81
Washington Trust Bancorp Inc.	3,000	79
United Fire Group Inc.	3,600	79

* NewStar Financial Inc.	5,600	78
BRE Properties Inc.	1,500	76
* National Financial Partners Corp.	4,200	72
MB Financial Inc.	3,400	67
Crawford & Co. Class B	8,300	66
Synovus Financial Corp.	26,900	66
* Regional Management Corp.	3,600	60
		59,583
Health Care (11.5%)
* Charles River Laboratories International Inc.	43,500	1,630
Community Health Systems Inc.	49,800	1,531
* Cubist Pharmaceuticals Inc.	34,900	1,468
* Team Health Holdings Inc.	50,900	1,464
* Cyberonics Inc.	27,600	1,450
PDL BioPharma Inc.	204,100	1,439
* Magellan Health Services Inc.	28,400	1,392
Chemed Corp.	19,000	1,303
* Pharmacyclics Inc.	21,300	1,233
* Gentiva Health Services Inc.	119,800	1,204
* PAREXEL International Corp.	39,600	1,172
* Thoratec Corp.	31,000	1,163
* Auxilium Pharmaceuticals Inc.	60,900	1,128
Analogic Corp.	14,600	1,085
* HealthSouth Corp.	49,000	1,034
* Medicines Co.	42,200	1,012
Questcor Pharmaceuticals Inc.	35,200	941
STERIS Corp.	24,800	861
* Affymax Inc.	39,800	756
* ICU Medical Inc.	12,300	749
* SurModics Inc.	29,931	669
* Bio-Reference Labs Inc.	23,100	663
* Pozen Inc.	132,200	662
* Acorda Therapeutics Inc.	25,400	631
West Pharmaceutical Services Inc.	10,600	580
* Genomic Health Inc.	16,200	442
* Nektar Therapeutics	57,700	428
* Sirona Dental Systems Inc.	4,200	271
Abaxis Inc.	6,600	245
Select Medical Holdings Corp.	25,100	237
* Orthofix International NV	3,900	153
* ABIOMED Inc.	10,500	141
* RTI Biologics Inc.	27,400	117
* Alkermes plc	5,300	98
* Immunomedics Inc.	33,200	97
* AMN Healthcare Services Inc.	8,200	95
* NPS Pharmaceuticals Inc.	10,400	95
* Skilled Healthcare Group Inc.	11,100	71
* Infinity Pharmaceuticals Inc.	2,000	70
Young Innovations Inc.	1,600	63
Cantel Medical Corp.	2,000	59
* Santarus Inc.	5,100	56
* PharMerica Corp.	3,900	56
* Ironwood Pharmaceuticals Inc. Class A	4,700	52
* Bruker Corp.	3,400	52
		30,118

Industrials (17.1%)
* WESCO International Inc.	28,300	1,908
* Alaska Air Group Inc.	44,200	1,905
* US Airways Group Inc.	138,300	1,867
AO Smith Corp.	28,700	1,810
Toro Co.	41,800	1,797
Trinity Industries Inc.	49,300	1,766
* Terex Corp.	62,700	1,762
Deluxe Corp.	54,500	1,757
Triumph Group Inc.	26,500	1,730
Mine Safety Appliances Co.	39,600	1,691
Amerco Inc.	13,300	1,687
* JetBlue Airways Corp.	286,500	1,636
AZZ Inc.	39,600	1,522
Lincoln Electric Holdings Inc.	30,200	1,470
* EnerSys Inc.	38,676	1,455
Steelcase Inc. Class A	112,400	1,432
Applied Industrial Technologies Inc.	33,900	1,424
Actuant Corp. Class A	48,900	1,365
* Moog Inc. Class A	31,299	1,284
* Kadant Inc.	46,585	1,235
* USG Corp.	43,500	1,221
Hyster-Yale Materials Handling Inc.	24,184	1,180
Armstrong World Industries Inc.	23,200	1,177
Apogee Enterprises Inc.	40,500	971
Standex International Corp.	18,600	954
G&K Services Inc. Class A	21,600	738
* Exponent Inc.	12,000	670
Brink's Co.	20,000	571
* Taser International Inc.	50,800	454
LB Foster Co. Class A	8,600	374
FreightCar America Inc.	16,400	368
US Ecology Inc.	15,031	354
Robbins & Myers Inc.	5,900	351
ITT Corp.	14,800	347
Mueller Water Products Inc. Class A	59,700	335
United Stationers Inc.	8,200	254
SkyWest Inc.	19,900	248
UniFirst Corp.	2,900	213
Kimball International Inc. Class B	18,300	212
* Saia Inc.	8,500	196
* Swift Transportation Co.	21,300	194
Kforce Inc.	9,600	138
American Railcar Industries Inc.	4,100	130
* American Woodmark Corp.	4,200	117
Quad/Graphics Inc.	5,500	112
* Republic Airways Holdings Inc.	17,800	101
GATX Corp.	2,200	95
* Ducommun Inc.	5,000	81
Allegiant Travel Co. Class A	700	51
		44,710
Information Technology (16.4%)
* Cadence Design Systems Inc.	154,800	2,091
* CoreLogic Inc.	67,300	1,812
MAXIMUS Inc.	28,566	1,806
* Tech Data Corp.	35,700	1,625
* Brocade Communications Systems Inc.	300,000	1,599

* Kulicke & Soffa Industries Inc.	128,900	1,546
Lender Processing Services Inc.	61,900	1,524
* CACI International Inc. Class A	27,250	1,500
Anixter International Inc.	23,200	1,484
* Spansion Inc. Class A	105,900	1,473
Diebold Inc.	46,800	1,433
* CommVault Systems Inc.	20,100	1,401
* Gartner Inc.	29,600	1,362
* Global Cash Access Holdings Inc.	173,400	1,360
* Advanced Energy Industries Inc.	96,800	1,337
* Manhattan Associates Inc.	21,200	1,279
* SYNNEX Corp.	36,500	1,255
* Insight Enterprises Inc.	67,348	1,170
* Unisys Corp.	64,712	1,120
AOL Inc.	35,300	1,045
* Teradyne Inc.	61,531	1,039
* Ciena Corp.	64,600	1,014
* Cardtronics Inc.	42,600	1,011
* Itron Inc.	22,400	998
* OSI Systems Inc.	15,100	967
Fair Isaac Corp.	21,200	891
* Entegris Inc.	91,400	839
Heartland Payment Systems Inc.	23,200	684
* NCR Corp.	25,800	657
* Silicon Graphics International Corp.	52,900	541
Plantronics Inc.	13,800	509
Broadridge Financial Solutions Inc.	19,900	455
* Aspen Technology Inc.	15,300	423
* Entropic Communications Inc.	70,900	375
* Magnachip Semiconductor Corp.	22,600	360
* Arris Group Inc.	21,700	324
* Quantum Corp.	233,900	290
* Acxiom Corp.	11,000	192
* MicroStrategy Inc. Class A	1,900	177
* CSG Systems International Inc.	8,700	158
Booz Allen Hamilton Holding Corp.	11,300	157
* MaxLinear Inc.	30,800	155
* TeleTech Holdings Inc.	8,300	148
* Parametric Technology Corp.	6,100	137
* DSP Group Inc.	23,700	137
* Plexus Corp.	5,000	129
Jack Henry & Associates Inc.	3,000	118
* Proofpoint Inc.	7,200	89
Daktronics Inc.	8,000	89
* Aviat Networks Inc.	26,400	87
* Extreme Networks	22,400	82
* TeleCommunication Systems Inc. Class A	29,500	73
* Rosetta Stone Inc.	5,300	65
* Alpha & Omega Semiconductor Ltd.	7,300	61
* Sigma Designs Inc.	11,900	61
* Benchmark Electronics Inc.	3,600	60
* Intermec Inc.	5,600	55
* TNS Inc.	2,500	52
		42,881
Materials (5.4%)
NewMarket Corp.	7,000	1,835
* Chemtura Corp.	85,400	1,816

	Georgia Gulf Corp.			35,900	1,482
	Westlake Chemical Corp.			18,600	1,475
	Buckeye Technologies Inc.			45,100	1,295
	Myers Industries Inc.			80,500	1,220
	Neenah Paper Inc.			38,444	1,095
	PH Glatfelter Co.			50,200	877
*	Graphic Packaging Holding Co.			117,100	756
	Schweitzer-Mauduit International Inc.			15,700	613
	Worthington Industries Inc.			14,000	364
	Kaiser Aluminum Corp.			5,400	333
*	Headwaters Inc.			38,000	325
*	SunCoke Energy Inc.			19,200	299
*	OMNOVA Solutions Inc.			14,300	100
	Wausau Paper Corp.			10,700	93
	Eagle Materials Inc.			1,400	82
	A Schulman Inc.			2,200	64
					14,124
Telecommunication Services (0.5%)
*	Premiere Global Services Inc.			75,400	737
	Atlantic Tele-Network Inc.			10,300	378
	IDT Corp. Class B			9,200	88
					1,203
Utilities (3.8%)
	PNM Resources Inc.			79,100	1,622
	Portland General Electric Co.			58,700	1,606
	Black Hills Corp.			40,900	1,486
	Avista Corp.			42,600	1,027
	Laclede Group Inc.			26,000	1,004
	Vectren Corp.			31,900	938
	American States Water Co.			18,900	907
	Atmos Energy Corp.			24,400	857
	MGE Energy Inc.			8,500	433
	Chesapeake Utilities Corp.			2,300	104
	CH Energy Group Inc.			1,500	98
					10,082
Total Common Stocks (Cost $222,860)					260,055
		Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.6%)
2	Vanguard Market Liquidity Fund	0.162%		1,462,206	1,462

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
3	United States Treasury Note/Bond	0.625%	2/28/13	200	200
Total Temporary Cash Investments (Cost $1,662)					1,662
Total Investments (100.2%) (Cost $224,522)					261,717
Other Assets and Liabilities-Net (-0.2%)					(423)
Net Assets (100%)					261,294

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	260,055	—	—
Temporary Cash Investments	1,462	200	—
Futures Contracts—Assets[1]	28	—	—
Total	261,545	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Strategic Small-Cap Equity Fund

At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)

E-mini Russell 2000 Index	March 2013	13	1,101	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2012, the cost of investment securities for tax purposes was $224,522,000. Net unrealized appreciation of investment securities for tax purposes was $37,195,000, consisting of unrealized gains of $42,258,000 on securities that had risen in value since their purchase and $5,063,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments
As of December 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (96.7%)
Consumer Discretionary (9.3%)
*	CarMax Inc.	4,436,797	166,557
*	DIRECTV	2,579,276	129,377
	TJX Cos. Inc.	2,630,000	111,644
	Carnival Corp.	2,038,900	74,970
*	Ascena Retail Group Inc.	2,735,200	50,574
*	Bed Bath & Beyond Inc.	803,700	44,935
	Royal Caribbean Cruises Ltd.	1,215,000	41,310
*,^ Tesla Motors Inc.		1,109,200	37,569
	Las Vegas Sands Corp.	340,000	15,694
*	Amazon.com Inc.	54,700	13,737
	Lowe's Cos. Inc.	250,000	8,880
	Nordstrom Inc.	160,000	8,560
	Ross Stores Inc.	99,900	5,410
	Limited Brands Inc.	87,600	4,122
	Gentex Corp.	150,000	2,823
*	DreamWorks Animation SKG Inc. Class A	89,700	1,486
	Strattec Security Corp.	12,593	325
			717,973
Energy (2.1%)
	Noble Energy Inc.	383,000	38,967
	Cabot Oil & Gas Corp.	710,400	35,335
	Oceaneering International Inc.	500,000	26,895
	National Oilwell Varco Inc.	241,000	16,472
	ConocoPhillips	250,000	14,498
	Transocean Ltd.	312,900	13,971
	Ensco plc Class A	143,340	8,497
*	Southwestern Energy Co.	160,000	5,346
	Range Resources Corp.	58,700	3,688
			163,669
Financials (1.6%)
	Charles Schwab Corp.	6,865,000	98,581
	Chubb Corp.	300,000	22,596
*	MSCI Inc. Class A	29,200	905
			122,082
Health Care (35.9%)
*	Biogen Idec Inc.	3,074,700	450,966
	Amgen Inc.	5,163,400	445,705
	Eli Lilly & Co.	6,890,000	339,815
	Roche Holding AG	1,566,100	319,054
*	BioMarin Pharmaceutical Inc.	4,793,600	236,085
	Novartis AG ADR	3,131,000	198,192
	Medtronic Inc.	4,709,200	193,171
*	Life Technologies Corp.	2,875,945	141,151
*	QIAGEN NV	7,111,000	129,065
*	Illumina Inc.	1,198,100	66,602
*	Pharmacyclics Inc.	924,100	53,505
*	Boston Scientific Corp.	7,316,300	41,922
*	Edwards Lifesciences Corp.	280,000	25,248

*	Seattle Genetics Inc.	1,019,000	23,641
*	Abbott Laboratories	580,800	19,179
*	ImmunoGen Inc.	1,280,000	16,320
	PerkinElmer Inc.	460,900	14,629
*	Waters Corp.	164,500	14,331
*	Charles River Laboratories International Inc.	379,000	14,201
*	Dendreon Corp.	2,528,900	13,353
*	Affymetrix Inc.	2,700,600	8,561
*	InterMune Inc.	790,000	7,655
	Zimmer Holdings Inc.	54,000	3,600
*	Cerner Corp.	5,000	388
			2,776,339
Industrials (11.6%)
	FedEx Corp.	2,754,430	252,636
	Southwest Airlines Co.	11,035,100	112,999
	Rockwell Automation Inc.	1,338,900	112,454
^	Ritchie Bros Auctioneers Inc.	2,962,000	61,876
	Pall Corp.	942,752	56,810
	Union Pacific Corp.	325,000	40,859
*	JetBlue Airways Corp.	6,740,150	38,486
	CH Robinson Worldwide Inc.	564,100	35,662
*	United Continental Holdings Inc.	1,155,000	27,004
*	AECOM Technology Corp.	1,090,000	25,942
*	Delta Air Lines Inc.	2,150,000	25,521
	European Aeronautic Defence and Space Co. NV	626,440	24,552
*	Jacobs Engineering Group Inc.	500,000	21,285
	Expeditors International of Washington Inc.	420,000	16,611
	IDEX Corp.	300,000	13,959
	Babcock & Wilcox Co.	500,000	13,100
	Chicago Bridge & Iron Co. NV	250,000	11,588
	SPX Corp.	30,000	2,105
*	US Airways Group Inc.	57,000	770
*	Colfax Corp.	4,200	170
			894,389
Information Technology (33.1%)
*	Google Inc. Class A	309,605	219,624
	Altera Corp.	5,849,800	201,467
*	Symantec Corp.	8,311,200	156,334
*	Adobe Systems Inc.	4,104,500	154,658
*	Trimble Navigation Ltd.	2,465,600	147,394
^	ASML Holding NV	2,221,000	143,055
	Texas Instruments Inc.	4,526,400	140,047
*	Cree Inc.	3,944,900	134,048
	Microsoft Corp.	4,000,000	106,920
*	Electronic Arts Inc.	7,085,000	102,945
	Corning Inc.	8,080,000	101,970
*,^ Research In Motion Ltd.		7,108,700	84,451
*	Flextronics International Ltd.	11,409,000	70,850
*	SanDisk Corp.	1,617,248	70,447
*	NeuStar Inc. Class A	1,623,416	68,070
	NVIDIA Corp.	4,986,700	61,287
*	EMC Corp.	2,375,000	60,087
	Visa Inc. Class A	326,930	49,556
*,1 Descartes Systems Group Inc.		4,645,000	43,198
	Plantronics Inc.	1,150,000	42,400
	QUALCOMM Inc.	589,325	36,550

*	Micron Technology Inc.		5,550,000	35,242
*	NetApp Inc.		815,000	27,343
*,1 FormFactor Inc.			5,759,700	26,264
*	Rambus Inc.		4,400,000	21,472
	Motorola Solutions Inc.		375,000	20,880
	Intuit Inc.		350,000	20,825
*	Nuance Communications Inc.		910,000	20,311
	FEI Co.		345,000	19,134
*	Entegris Inc.		2,019,231	18,537
*	Cymer Inc.		200,000	18,086
	Jabil Circuit Inc.		925,000	17,843
	KLA-Tencor Corp.		350,000	16,716
	Hewlett-Packard Co.		1,150,000	16,387
	Apple Inc.		24,000	12,793
	Accenture plc Class A		181,700	12,083
	Mastercard Inc. Class A		22,100	10,857
	Xilinx Inc.		300,000	10,770
*	Ciena Corp.		607,142	9,532
	Analog Devices Inc.		200,000	8,412
*	Smart Technologies Inc. Class A		4,371,304	6,907
*	Brocade Communications Systems Inc.		1,200,000	6,396
	Applied Materials Inc.		200,000	2,288
*	F5 Networks Inc.		22,325	2,169
*	Citrix Systems Inc.		25,000	1,644
*	ExactTarget Inc.		24,000	480
*	Workday Inc. Class A		240	13
*	Facebook Inc. Class A		100	3
				2,558,745
Materials (2.8%)
	Monsanto Co.		2,303,786	218,053

Utilities (0.3%)
	Public Service Enterprise Group Inc.		505,600	15,472
	AES Corp.		1,200,000	12,840
				28,312
Total Common Stocks (Cost $4,911,957)				7,479,562
		Coupon
Temporary Cash Investment (3.6%)
Money Market Fund (3.6%)
[2,3] Vanguard Market Liquidity Fund (Cost
	$278,449)	0.162%	278,449,000	278,449

Total Investments (100.3%) (Cost $5,190,406)				7,758,011
Other Assets and Liabilities-Net (-0.3%)[3]				(201,166)
Net Assets (100%)				7,556,845

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $161,229,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $166,419,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Capital Opportunity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,135,956	343,606	—
Temporary Cash Investments	278,449	—	—
Total	7,414,405	343,606	—

Capital Opportunity Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Sept. 30, 2012		from		Dec. 31, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Descartes Systems Group Inc.	40,644	—	—	—	43,198
FormFactor Inc.	32,250	—	40	—	26,264
	72,894				69,462

E. At December 31, 2012, the cost of investment securities for tax purposes was $5,190,406,000. Net unrealized appreciation of investment securities for tax purposes was $2,567,605,000, consisting of unrealized gains of $3,127,894,000 on securities that had risen in value since their purchase and $560,289,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Equity Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (17.0%)
Virgin Media Inc.	943,900	34,688
* O'Reilly Automotive Inc.	369,500	33,041
Harley-Davidson Inc.	636,200	31,072
Polaris Industries Inc.	345,982	29,114
* PulteGroup Inc.	1,521,500	27,630
Wyndham Worldwide Corp.	513,900	27,345
Dillard's Inc. Class A	315,370	26,419
Expedia Inc.	396,150	24,343
Gannett Co. Inc.	951,600	17,138
Dana Holding Corp.	1,080,600	16,868
* Fifth & Pacific Cos. Inc.	1,332,600	16,591
Domino's Pizza Inc.	375,720	16,363
^ Buckle Inc.	361,100	16,120
* Coinstar Inc.	302,190	15,717
Brinker International Inc.	476,650	14,771
* Jarden Corp.	231,300	11,958
Foot Locker Inc.	361,800	11,621
* Conn's Inc.	358,900	11,011
Regal Entertainment Group Class A	732,600	10,220
* Tenneco Inc.	277,995	9,760
Thor Industries Inc.	251,500	9,414
PVH Corp.	75,000	8,326
American Eagle Outfitters Inc.	387,000	7,937
* Smith & Wesson Holding Corp.	934,500	7,887
* ANN Inc.	221,400	7,492
^ Sturm Ruger & Co. Inc.	159,800	7,255
Bob Evans Farms Inc.	180,251	7,246
Starwood Hotels & Resorts Worldwide Inc.	117,300	6,728
PetSmart Inc.	93,700	6,403
Sinclair Broadcast Group Inc. Class A	502,640	6,343
Cheesecake Factory Inc.	185,500	6,070
* LeapFrog Enterprises Inc.	702,400	6,062
Newell Rubbermaid Inc.	261,600	5,826
Brown Shoe Co. Inc.	312,300	5,737
Whirlpool Corp.	48,900	4,976
OfficeMax Inc.	477,200	4,657
NACCO Industries Inc. Class A	71,600	4,345
* Francesca's Holdings Corp.	151,200	3,925
* Delphi Automotive plc	101,000	3,863
Rent-A-Center Inc.	103,400	3,553
* Vitamin Shoppe Inc.	54,800	3,143
* Grand Canyon Education Inc.	118,300	2,777
Cracker Barrel Old Country Store Inc.	40,800	2,622
* Goodyear Tire & Rubber Co.	184,600	2,549
Brunswick Corp.	81,700	2,377
Scholastic Corp.	78,000	2,306
* Lamar Advertising Co. Class A	53,300	2,065
Stage Stores Inc.	83,100	2,059
* Liberty Interactive Corp. Class A	104,300	2,053

	Service Corp. International	128,200	1,770
	Hot Topic Inc.	172,600	1,666
*	Dollar Tree Inc.	41,000	1,663
*	Arctic Cat Inc.	49,700	1,660
*	Red Robin Gourmet Burgers Inc.	43,300	1,528
*	Journal Communications Inc. Class A	215,261	1,165
^	Blyth Inc.	74,600	1,160
	Cato Corp. Class A	36,294	996
			559,394
Consumer Staples (3.7%)
*	Dean Foods Co.	1,623,704	26,807
	Ingredion Inc.	299,700	19,310
	Beam Inc.	307,800	18,803
^	Herbalife Ltd.	315,978	10,408
	Lancaster Colony Corp.	108,519	7,508
	Safeway Inc.	398,100	7,202
	Bunge Ltd.	86,500	6,288
	Universal Corp.	115,700	5,775
	JM Smucker Co.	57,500	4,959
^	SUPERVALU Inc.	1,189,400	2,938
	Nu Skin Enterprises Inc. Class A	69,900	2,590
	Sanderson Farms Inc.	47,900	2,278
*,^ USANA Health Sciences Inc.		65,700	2,163
*	Pilgrim's Pride Corp.	189,900	1,377
	B&G Foods Inc.	40,920	1,158
	Cal-Maine Foods Inc.	26,000	1,046
*	Central Garden and Pet Co. Class A	60,800	635
			121,245
Energy (7.0%)
	Tesoro Corp.	709,500	31,253
	Helmerich & Payne Inc.	482,092	27,002
	Western Refining Inc.	932,500	26,287
	Core Laboratories NV	192,000	20,987
	Energy XXI Bermuda Ltd.	531,200	17,099
*	Rosetta Resources Inc.	311,645	14,136
*	Helix Energy Solutions Group Inc.	676,100	13,955
	Delek US Holdings Inc.	528,900	13,392
	HollyFrontier Corp.	219,200	10,204
	Cabot Oil & Gas Corp.	145,000	7,212
*	Stone Energy Corp.	323,212	6,632
*	Plains Exploration & Production Co.	120,800	5,670
	Rentech Inc.	1,709,100	4,495
*	EPL Oil & Gas Inc.	190,800	4,303
*	Vaalco Energy Inc.	460,100	3,980
*	Oil States International Inc.	54,900	3,928
	Alon USA Energy Inc.	204,900	3,707
*	Exterran Holdings Inc.	153,600	3,367
*	Geospace Technologies Corp.	34,500	3,066
	Crosstex Energy Inc.	212,475	3,047
*	Hornbeck Offshore Services Inc.	70,000	2,404
*	ION Geophysical Corp.	280,100	1,823
	Berry Petroleum Co. Class A	18,800	631
			228,580
Financials (19.5%)
	Torchmark Corp.	583,995	30,175
*	Arch Capital Group Ltd.	620,126	27,298

Huntington Bancshares Inc.	4,187,000	26,755
* World Acceptance Corp.	338,783	25,260
Discover Financial Services	569,925	21,971
KeyCorp	2,599,930	21,891
American Financial Group Inc.	539,689	21,328
NASDAQ OMX Group Inc.	729,200	18,237
Host Hotels & Resorts Inc.	1,097,100	17,192
Regions Financial Corp.	2,200,300	15,666
Kimco Realty Corp.	759,500	14,673
Moody's Corp.	290,900	14,638
Macerich Co.	246,600	14,377
Assurant Inc.	409,700	14,217
Allied World Assurance Co. Holdings AG	149,700	11,796
Extra Space Storage Inc.	313,540	11,410
Liberty Property Trust	310,000	11,089
Post Properties Inc.	215,300	10,754
^ Lexington Realty Trust	1,014,900	10,606
CBL & Associates Properties Inc.	499,374	10,592
Douglas Emmett Inc.	448,200	10,443
Omega Healthcare Investors Inc.	435,200	10,379
Weingarten Realty Investors	386,500	10,347
Protective Life Corp.	349,800	9,997
EPR Properties	215,200	9,923
Brandywine Realty Trust	806,832	9,835
East West Bancorp Inc.	454,200	9,761
* First Industrial Realty Trust Inc.	687,825	9,685
* St. Joe Co.	417,200	9,629
DCT Industrial Trust Inc.	1,460,300	9,477
* Sunstone Hotel Investors Inc.	881,000	9,435
Duke Realty Corp.	625,000	8,669
* Altisource Portfolio Solutions SA	94,909	8,224
Cash America International Inc.	207,300	8,224
CapitalSource Inc.	1,031,600	7,819
* American Capital Ltd.	598,089	7,177
Regency Centers Corp.	143,100	6,743
Validus Holdings Ltd.	186,600	6,453
* Credit Acceptance Corp.	62,622	6,367
Bank of Hawaii Corp.	141,900	6,251
Nelnet Inc. Class A	204,212	6,083
Pennsylvania REIT	313,900	5,537
BOK Financial Corp.	101,021	5,502
ProAssurance Corp.	123,600	5,215
Everest Re Group Ltd.	47,400	5,212
Apartment Investment & Management Co. Class A	190,200	5,147
* Texas Capital Bancshares Inc.	110,600	4,957
Provident Financial Services Inc.	293,425	4,378
Hospitality Properties Trust	183,100	4,288
Umpqua Holdings Corp.	338,000	3,985
Montpelier Re Holdings Ltd.	168,100	3,843
Prospect Capital Corp.	349,300	3,797
Cathay General Bancorp	185,510	3,617
Primerica Inc.	111,300	3,340
Apollo Residential Mortgage Inc.	153,400	3,097
Platinum Underwriters Holdings Ltd.	61,600	2,834
Realty Income Corp.	68,200	2,742
* First Cash Financial Services Inc.	53,200	2,640
Retail Properties of America Inc.	218,000	2,609

	CNO Financial Group Inc.	277,200	2,586
	PrivateBancorp Inc.	152,500	2,336
*	iStar Financial Inc.	279,055	2,274
	Stewart Information Services Corp.	77,400	2,012
	Apollo Investment Corp.	237,500	1,985
	Ramco-Gershenson Properties Trust	148,300	1,974
	National Penn Bancshares Inc.	210,800	1,965
*	Flagstar Bancorp Inc.	98,200	1,905
	Webster Financial Corp.	90,500	1,860
	Synovus Financial Corp.	706,400	1,731
	Susquehanna Bancshares Inc.	157,400	1,650
	City Holding Co.	43,405	1,513
*	Ocwen Financial Corp.	43,300	1,498
	Oritani Financial Corp.	94,900	1,454
	International Bancshares Corp.	75,825	1,369
	HCC Insurance Holdings Inc.	35,300	1,313
	Commerce Bancshares Inc.	35,416	1,242
	Bancfirst Corp.	25,783	1,092
	Republic Bancorp Inc. Class A	50,311	1,063
	CBOE Holdings Inc.	33,900	999
	Camden National Corp.	25,345	861
*	Altisource Asset Management Corp.	9,490	770
	MFA Financial Inc.	92,300	749
	American Capital Agency Corp.	21,300	616
*	Altisource Residential Corp.	31,636	501
			640,904
Health Care (10.5%)
*	Watson Pharmaceuticals Inc.	400,900	34,477
	Omnicare Inc.	816,600	29,479
	ResMed Inc.	696,483	28,953
*	Mylan Inc.	986,300	27,104
*	Regeneron Pharmaceuticals Inc.	120,200	20,563
	AmerisourceBergen Corp. Class A	420,504	18,157
	Cooper Cos. Inc.	180,315	16,676
	Perrigo Co.	137,250	14,278
*	Edwards Lifesciences Corp.	133,700	12,056
*	Magellan Health Services Inc.	237,100	11,618
*	Cubist Pharmaceuticals Inc.	253,200	10,650
*	Pharmacyclics Inc.	177,000	10,248
*	Thoratec Corp.	272,000	10,205
*	Charles River Laboratories International Inc.	250,900	9,401
*,^ Arena Pharmaceuticals Inc.		844,000	7,613
*	HealthSouth Corp.	324,200	6,844
*	Medicines Co.	267,875	6,421
*	Cyberonics Inc.	121,800	6,398
*	Sirona Dental Systems Inc.	94,000	6,059
*	Bio-Reference Labs Inc.	170,700	4,897
*	Affymax Inc.	248,400	4,720
	Analogic Corp.	58,200	4,324
*	Health Net Inc.	173,100	4,206
*	Infinity Pharmaceuticals Inc.	114,200	3,997
*	ABIOMED Inc.	294,600	3,965
	PDL BioPharma Inc.	482,100	3,399
*	Genomic Health Inc.	117,008	3,190
	Questcor Pharmaceuticals Inc.	112,400	3,003
*	Wright Medical Group Inc.	119,700	2,513
*	NPS Pharmaceuticals Inc.	268,900	2,447

	West Pharmaceutical Services Inc.	41,800	2,289
*	ICU Medical Inc.	37,200	2,267
*	Nektar Therapeutics	302,900	2,245
	Ensign Group Inc.	67,000	1,822
*	Auxilium Pharmaceuticals Inc.	92,500	1,714
^	Spectrum Pharmaceuticals Inc.	133,900	1,498
	Chemed Corp.	18,200	1,248
*	Gentiva Health Services Inc.	104,400	1,049
*	Akorn Inc.	71,067	950
	Select Medical Holdings Corp.	96,000	905
*	Bio-Rad Laboratories Inc. Class A	8,200	861
*	SurModics Inc.	30,200	675
			345,384
Industrials (14.7%)
*	Delta Air Lines Inc.	2,829,100	33,581
	Equifax Inc.	558,900	30,248
	Textron Inc.	1,176,200	29,158
	Triumph Group Inc.	441,866	28,854
	Dun & Bradstreet Corp.	289,100	22,738
*	Terex Corp.	751,700	21,130
*	US Airways Group Inc.	1,507,900	20,357
	Cintas Corp.	494,900	20,241
*,^ USG Corp.		679,300	19,068
	Trinity Industries Inc.	507,800	18,189
	AO Smith Corp.	284,100	17,918
*	EnerSys Inc.	448,557	16,879
*	WESCO International Inc.	235,500	15,880
	Huntington Ingalls Industries Inc.	314,300	13,622
	Toro Co.	296,400	12,739
*	Alaska Air Group Inc.	279,790	12,056
	Lincoln Electric Holdings Inc.	163,600	7,964
*	JetBlue Airways Corp.	1,334,900	7,622
	Applied Industrial Technologies Inc.	179,200	7,528
	Manitowoc Co. Inc.	475,050	7,449
	Sauer-Danfoss Inc.	129,123	6,891
*	Trimas Corp.	239,700	6,702
	Hubbell Inc. Class B	74,900	6,339
	Hyster-Yale Materials Handling Inc.	120,000	5,856
	Amerco Inc.	45,740	5,800
	Timken Co.	109,000	5,214
*	Moog Inc. Class A	126,500	5,190
	Masco Corp.	300,000	4,998
	Aircastle Ltd.	386,600	4,848
	Steelcase Inc. Class A	378,000	4,816
	Macquarie Infrastructure Co. LLC	93,400	4,255
	Standex International Corp.	76,450	3,921
	Exelis Inc.	330,500	3,725
*	Hexcel Corp.	125,400	3,381
*	WABCO Holdings Inc.	46,100	3,005
	Armstrong World Industries Inc.	58,800	2,983
	JB Hunt Transport Services Inc.	48,800	2,914
	Lennox International Inc.	55,000	2,889
	Deluxe Corp.	86,113	2,776
*	AECOM Technology Corp.	114,500	2,725
	GATX Corp.	61,400	2,659
*	General Cable Corp.	83,500	2,539
	Mueller Industries Inc.	48,800	2,442

* Teledyne Technologies Inc.	32,100	2,089
L-3 Communications Holdings Inc.	27,000	2,069
Brink's Co.	70,800	2,020
* Taser International Inc.	208,400	1,863
ADT Corp.	38,900	1,808
Mine Safety Appliances Co.	40,500	1,730
RR Donnelley & Sons Co.	188,900	1,700
Robbins & Myers Inc.	27,900	1,659
Southwest Airlines Co.	150,000	1,536
Actuant Corp. Class A	49,100	1,370
* Trex Co. Inc.	30,200	1,124
G&K Services Inc. Class A	31,100	1,062
Mueller Water Products Inc. Class A	165,600	929
Flowserve Corp.	5,700	837
		481,885
Information Technology (15.7%)
Western Digital Corp.	771,900	32,798
Seagate Technology plc	1,076,050	32,798
* Alliance Data Systems Corp.	202,200	29,270
* Gartner Inc.	608,991	28,026
* LSI Corp.	3,850,200	27,259
Anixter International Inc.	407,408	26,066
IAC/InterActiveCorp	545,000	25,779
* Cadence Design Systems Inc.	1,827,400	24,688
* Fiserv Inc.	282,900	22,358
* CACI International Inc. Class A	349,000	19,205
* CoreLogic Inc.	597,500	16,085
KLA-Tencor Corp.	309,475	14,781
* Avnet Inc.	456,000	13,958
* CommVault Systems Inc.	180,500	12,583
Lender Processing Services Inc.	509,400	12,541
* Kulicke & Soffa Industries Inc.	959,800	11,508
Avago Technologies Ltd. Class A	285,600	9,042
* Tech Data Corp.	182,700	8,318
* Brocade Communications Systems Inc.	1,503,200	8,012
Heartland Payment Systems Inc.	268,500	7,921
FEI Co.	141,300	7,837
* Teradata Corp.	121,600	7,526
MAXIMUS Inc.	113,540	7,178
Fair Isaac Corp.	163,000	6,851
AOL Inc.	225,900	6,689
DST Systems Inc.	103,230	6,256
Maxim Integrated Products Inc.	195,250	5,740
* Ingram Micro Inc.	299,500	5,068
* Manhattan Associates Inc.	79,200	4,779
* MIPS Technologies Inc. Class A	593,600	4,642
Fidelity National Information Services Inc.	130,000	4,525
* Ultratech Inc.	115,400	4,304
Plantronics Inc.	110,900	4,089
* Acxiom Corp.	223,200	3,897
* SYNNEX Corp.	113,274	3,894
Total System Services Inc.	180,600	3,868
* Unisys Corp.	205,900	3,562
* Advanced Micro Devices Inc.	1,456,735	3,496
* Insight Enterprises Inc.	198,800	3,453
Diebold Inc.	105,800	3,239
NVIDIA Corp.	260,200	3,198

* Teradyne Inc.	186,917	3,157
* MEMC Electronic Materials Inc.	889,900	2,857
* Mentor Graphics Corp.	150,000	2,553
* Cardtronics Inc.	106,396	2,526
* Electronics for Imaging Inc.	122,300	2,322
* Advanced Energy Industries Inc.	156,700	2,164
* NETGEAR Inc.	50,906	2,007
* Integrated Device Technology Inc.	249,800	1,824
Monolithic Power Systems Inc.	75,600	1,684
* Freescale Semiconductor Ltd.	142,200	1,566
* Plexus Corp.	58,900	1,520
* Itron Inc.	31,500	1,403
* FormFactor Inc.	267,200	1,218
Computer Sciences Corp.	28,400	1,137
* Flextronics International Ltd.	134,670	836
* Quantum Corp.	537,800	667
		516,528
Materials (6.4%)
Eastman Chemical Co.	524,286	35,678
CF Industries Holdings Inc.	170,200	34,578
Valspar Corp.	389,900	24,330
Georgia Gulf Corp.	453,700	18,729
Sherwin-Williams Co.	85,000	13,075
Westlake Chemical Corp.	127,386	10,102
* Coeur d'Alene Mines Corp.	408,200	10,042
* WR Grace & Co.	144,800	9,735
NewMarket Corp.	32,822	8,606
Buckeye Technologies Inc.	279,608	8,027
American Vanguard Corp.	244,500	7,596
* Graphic Packaging Holding Co.	999,019	6,454
Schweitzer-Mauduit International Inc.	92,378	3,605
* Chemtura Corp.	125,500	2,668
Neenah Paper Inc.	93,600	2,665
* Headwaters Inc.	292,100	2,500
Huntsman Corp.	152,800	2,429
FMC Corp.	40,000	2,341
Minerals Technologies Inc.	52,600	2,100
Ball Corp.	41,000	1,835
* SunCoke Energy Inc.	114,600	1,786
Kaiser Aluminum Corp.	27,800	1,715
		210,596
Telecommunication Services (0.5%)
* MetroPCS Communications Inc.	1,650,287	16,404

Utilities (4.5%)
Ameren Corp.	807,900	24,819
Pinnacle West Capital Corp.	387,700	19,765
Portland General Electric Co.	687,500	18,810
DTE Energy Co.	306,650	18,414
PNM Resources Inc.	662,335	13,584
Southwest Gas Corp.	271,640	11,520
CMS Energy Corp.	396,762	9,673
American Water Works Co. Inc.	220,700	8,194
NV Energy Inc.	309,300	5,611
Wisconsin Energy Corp.	151,700	5,590
Vectren Corp.	130,500	3,837

Avista Corp.			150,100	3,619
Black Hills Corp.			54,600	1,984
WGL Holdings Inc.			44,671	1,751
MGE Energy Inc.			25,000	1,274
Laclede Group Inc.			27,600	1,066
				149,511
Total Common Stocks (Cost $2,734,582)				3,270,431
	Coupon
Temporary Cash Investments (1.3%)[1]
Money Market Fund (1.3%)
[2,3] Vanguard Market Liquidity Fund	0.162%		42,200,000	42,200

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.140%	2/13/13	1,000	1,000
[5,6] Freddie Mac Discount Notes	0.118%	3/11/13	500	500
				1,500
Total Temporary Cash Investments (Cost $43,700)				43,700
Total Investments (100.8%) (Cost $2,778,282)				3,314,131
Other Assets and Liabilities-Net (-0.8%)[3]				(26,589)
Net Assets (100%)				3,287,542

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $17,322,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $17,513,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,350,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Strategic Equity Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,270,431	—	—
Temporary Cash Investments	42,200	1,500	—
Futures Contracts—Assets[1]	618	—	—
Futures Contracts—Liabilities[1]	99	—	—
Total	3,313,348	1,500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2013	133	11,260	103
E-mini S&P Midcap 400 Index	March 2013	57	5,803	(31)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2012, the cost of investment securities for tax purposes was $2,778,282,000. Net unrealized appreciation of investment securities for tax purposes was $535,849,000, consisting of

Strategic Equity Fund

unrealized gains of $589,052,000 on securities that had risen in value since their purchase and $53,203,000 in unrealized losses on securities that had fallen in value since their purchase.

Global Equity Fund

Schedule of Investments
As of December 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (96.3%)[1]
Argentina (0.1%)
Arcos Dorados Holdings Inc. Class A	327,669	3,919

Australia (0.8%)
Brambles Ltd.	1,105,032	8,794
Amcor Ltd.	1,024,240	8,661
Australia & New Zealand Banking Group Ltd.	174,038	4,557
Cochlear Ltd.	42,720	3,534
BHP Billiton Ltd.	80,233	3,133
Orica Ltd.	59,242	1,558
Santos Ltd.	130,325	1,526
Iluka Resources Ltd.	117,143	1,135
Alumina Ltd.	455,071	440
DuluxGroup Ltd.	59,322	234
		33,572
Austria (0.1%)
Andritz AG	21,806	1,401
Oesterreichische Post AG	27,351	1,131
* Erste Group Bank AG	7,881	252
Raiffeisen Bank International AG	5,662	237
		3,021
Belgium (0.4%)
Anheuser-Busch InBev NV	182,854	15,979

Brazil (1.2%)
Vale SA Class B ADR	477,600	9,695
BM&FBovespa SA	1,288,600	8,995
Cia de Saneamento Basico do Estado de Sao Paulo ADR	74,037	6,187
Odontoprev SA	983,953	5,199
Petroleo Brasileiro SA ADR Type A	263,600	5,087
Banco do Brasil SA	394,100	5,028
Embraer SA ADR	49,231	1,404
Multiplan Empreendimentos Imobiliarios SA	34,500	1,018
Petroleo Brasileiro SA ADR	34,900	680
Duratex SA	83,800	612
MRV Engenharia e Participacoes SA	94,400	567
Diagnosticos da America SA	60,700	394
Localiza Rent a Car SA	18,147	334
Cia de Saneamento Basico do Estado de Sao Paulo	7,600	319
WEG SA	22,100	293
* OGX Petroleo e Gas Participacoes SA	73,103	160
		45,972
Canada (3.4%)
Rogers Communications Inc. Class B	703,255	31,928
Agrium Inc.	221,500	22,076
Bombardier Inc. Class B	3,931,616	14,862
Magna International Inc.	238,900	11,932
Bank of Montreal	176,100	10,775
Imperial Oil Ltd.	245,092	10,529

	Fairfax Financial Holdings Ltd.	27,179	9,780
	Onex Corp.	147,253	6,198
	BCE Inc.	132,531	5,680
	Ritchie Bros Auctioneers Inc.	267,891	5,596
	Bank of Montreal	73,484	4,505
	Aimia Inc.	86,213	1,289
	Saputo Inc.	11,200	566
	Empire Co. Ltd. Class A	4,500	267
*	Yellow Media Ltd.	417	3
*	Nortel Networks Corp.	241,295	1
*	Yellow Media Ltd. Warrants	238	—
			135,987
Chile (0.1%)
	Enersis SA ADR	229,729	4,186
	Vina Concha y Toro SA	299,789	578
	Quinenco SA	146,924	474
			5,238
China (1.6%)
	China Mobile Ltd.	1,408,500	16,499
	Tsingtao Brewery Co. Ltd.	2,020,000	11,978
	Mindray Medical International Ltd. ADR	364,984	11,935
	China Resources Enterprise Ltd.	1,464,067	5,318
	Bank of China Ltd.	11,336,000	5,132
	Shandong Weigao Group Medical Polymer Co. Ltd.	4,312,000	4,308
*	Baidu Inc. ADR	34,800	3,490
	Want Want China Holdings Ltd.	695,994	970
*	NetEase Inc. ADR	20,400	868
	Agricultural Bank of China Ltd.	1,531,000	770
	Tingyi Cayman Islands Holding Corp.	186,373	519
*	Giant Interactive Group Inc. ADR	87,822	475
	Weiqiao Textile Co.	778,185	308
	Silver Grant International	1,468,000	307
	China Citic Bank Corp. Ltd.	475,000	286
			63,163
Colombia (0.0%)
	Cementos Argos SA	64,150	366
	Grupo Argos SA Prior Pfd.	19,886	241
			607
Cyprus (0.0%)
	Globaltrans Investment plc GDR	53,384	892

Denmark (0.9%)
	Carlsberg A/S Class B	129,574	12,739
	Novo Nordisk A/S Class B	36,346	5,936
	Coloplast A/S Class B	120,725	5,917
*	Jyske Bank A/S	118,803	3,315
	GN Store Nord A/S	186,511	2,736
*	William Demant Holding A/S	26,776	2,298
*	Danske Bank A/S	62,838	1,068
*	Topdanmark A/S	3,899	836
*	Bang & Olufsen A/S	33,672	404
*,^ Vestas Wind Systems A/S		39,297	223
			35,472

Egypt (0.1%)
Ezz Steel	1,397,944	2,183

Finland (0.3%)
Sampo	164,626	5,323
Metso Oyj	78,220	3,407
Tieto Oyj	56,943	1,128
Wartsila OYJ Abp	19,854	878
Cargotec Oyj Class B	15,037	399
Nokia Oyj	70,491	277
* Outokumpu Oyj	214,800	230
		11,642
France (2.1%)
Sanofi	277,578	26,324
European Aeronautic Defence and Space Co. NV	558,271	21,881
BNP Paribas SA	234,415	13,213
Legrand SA	91,749	3,872
AXA SA	110,826	2,005
ArcelorMittal	101,392	1,755
Eurofins Scientific	9,574	1,550
Societe BIC SA	12,362	1,476
Carrefour SA	56,773	1,470
Thales SA	36,712	1,267
Groupe Eurotunnel SA	161,478	1,247
Cie Generale des Etablissements Michelin	12,803	1,214
Neopost SA	21,174	1,120
* Societe Generale SA	27,467	1,033
Technip SA	8,255	950
Edenred	26,202	815
Total SA	14,421	746
Imerys SA	7,677	498
SA des Ciments Vicat	7,459	465
Nexity SA	9,290	313
* Alcatel-Lucent ADR	131,498	183
* Air France-KLM	10,459	100
		83,497
Germany (2.1%)
Deutsche Post AG	565,549	12,401
Bayer AG	91,531	8,692
Muenchener Rueckversicherungs AG	43,972	7,895
BASF SE	68,437	6,432
Deutsche Lufthansa AG	340,267	6,396
Deutsche Boerse AG	101,544	6,198
Fresenius Medical Care AG & Co. KGaA	71,944	4,971
Daimler AG	77,968	4,260
SAP AG	47,553	3,809
Bayerische Motoren Werke AG	37,224	3,590
Henkel AG & Co. KGaA Prior Pfd.	30,708	2,522
E.ON SE	100,626	1,874
Deutsche Telekom AG	159,500	1,812
Suedzucker AG	44,182	1,808
Merck KGaA	13,595	1,794
Siemens AG	11,664	1,268
Adidas AG	9,352	833
Hannover Rueckversicherung AG	9,606	747
Deutsche Bank AG	15,904	693

GEA Group AG	21,137	683
Duerr AG	6,617	591
* TUI AG	54,177	562
Freenet AG	26,631	492
Axel Springer AG	11,289	482
Gildemeister AG	14,555	294
Aurubis AG	3,900	277
Celesio AG	15,140	261
		81,637
Greece (0.4%)
Coca Cola Hellenic Bottling Co. SA	549,422	12,998
Motor Oil Hellas Corinth Refineries SA	118,599	1,314
OPAP SA	28,458	204
		14,516
Hong Kong (3.6%)
Jardine Matheson Holdings Ltd.	629,902	39,174
Jardine Strategic Holdings Ltd.	957,400	34,274
New World Development Co. Ltd.	9,027,097	14,167
Esprit Holdings Ltd.	6,861,714	9,594
Wheelock & Co. Ltd.	1,595,000	8,117
Television Broadcasts Ltd.	924,000	6,930
First Pacific Co. Ltd.	5,806,400	6,411
SmarTone Telecommunications Holdings Ltd.	2,972,477	5,446
CLP Holdings Ltd.	479,000	4,022
Hongkong & Shanghai Hotels	2,535,149	3,541
Midland Holdings Ltd.	6,622,000	3,216
Henderson Land Development Co. Ltd.	411,466	2,931
Hong Kong Aircraft Engineering Co. Ltd.	148,400	2,042
* Next Media Ltd.	5,322,000	970
Goodbaby International Holdings Ltd.	1,690,000	617
Texwinca Holdings Ltd.	487,139	465
* I-CABLE Communications Ltd.	5,544,000	312
City Telecom HK Ltd. ADR	17,300	110
		142,339
Hungary (0.0%)
OTP Bank plc	17,667	336

India (0.3%)
Hindustan Unilever Ltd.	501,782	4,817
Zee Entertainment Enterprises Ltd.	423,471	1,714
United Breweries Ltd.	56,578	958
Havells India Ltd.	56,327	658
* Dish TV India Ltd.	445,283	621
Tata Consultancy Services Ltd.	20,910	480
Sun TV Network Ltd.	61,060	479
Indian Bank	116,661	430
Grasim Industries Ltd.	6,497	377
Infosys Ltd. ADR	7,900	334
* Idea Cellular Ltd.	116,891	223
		11,091
Indonesia (0.4%)
* Bank Pan Indonesia Tbk PT	68,168,843	4,476
Bank Negara Indonesia Persero Tbk PT	7,436,611	2,866
Indofood Sukses Makmur Tbk PT	4,308,500	2,619
Matahari Putra Prima Tbk PT	19,406,775	2,326
Telekomunikasi Indonesia Persero Tbk PT ADR	31,453	1,162

Gajah Tunggal Tbk PT	2,642,500	612
Semen Gresik Persero Tbk PT	327,000	539
Bank Rakyat Indonesia Persero Tbk PT	588,768	429
Citra Marga Nusaphala Persada Tbk PT	1,820,500	318
Gudang Garam Tbk PT	42,000	246
Ace Hardware Indonesia Tbk PT	2,640,000	225
Mayora Indah Tbk PT	70,000	145
* Mulia Industrindo Tbk PT	921,000	23
Sumber Alfaria Trijaya Tbk PT	17,180	9
		15,995
Ireland (0.6%)
Ryanair Holdings plc ADR	224,371	7,692
Dragon Oil plc	455,435	4,127
Paddy Power plc	35,818	2,952
CRH plc (London Shares)	132,814	2,776
* Governor & Co. of the Bank of Ireland	9,959,141	1,489
CRH plc	48,801	1,013
DCC plc (London Shares)	28,986	962
Irish Continental Group plc	31,617	798
DCC plc	14,768	471
* Independent News & Media plc	318,558	12
* Irish Bank Resolution Corp. Ltd.	122,273	—
		22,292
Israel (0.0%)
Teva Pharmaceutical Industries Ltd. ADR	17,300	646

Italy (0.5%)
Saipem SPA	107,207	4,160
Luxottica Group SPA ADR	94,994	3,928
Enel SPA	764,733	3,182
Luxottica Group SPA	61,709	2,564
Fiat Industrial SPA	219,090	2,402
* Fiat SPA	218,604	1,104
* UniCredit SPA	190,215	939
Davide Campari-Milano SPA	92,610	711
Exor SPA	19,437	490
Intesa Sanpaolo SPA (Registered)	218,567	378
* Finmeccanica SPA	39,468	229
		20,087
Japan (7.3%)
Nippon Telegraph & Telephone Corp.	617,900	25,956
Daito Trust Construction Co. Ltd.	217,200	20,439
Hitachi Ltd.	3,166,000	18,632
Fujitsu Ltd.	2,778,000	11,664
Namco Bandai Holdings Inc.	761,350	9,874
Otsuka Holdings Co. Ltd.	339,000	9,517
Inpex Corp.	1,717	9,163
Toyota Motor Corp.	195,500	9,125
Daiwa House Industry Co. Ltd.	522,000	8,982
NTT Data Corp.	2,687	8,401
Yamaha Motor Co. Ltd.	747,500	8,286
Sumitomo Mitsui Financial Group Inc.	206,600	7,506
East Japan Railway Co.	87,900	5,683
Tokyo Electron Ltd.	123,000	5,660
Mitsubishi UFJ Financial Group Inc.	1,018,500	5,481
Dai-ichi Life Insurance Co. Ltd.	3,244	4,564

Seven & I Holdings Co. Ltd.	161,500	4,545
* Olympus Corp.	222,800	4,324
Kao Corp.	153,500	3,999
LIXIL Group Corp.	179,200	3,991
Rohm Co. Ltd.	114,500	3,720
Astellas Pharma Inc.	81,400	3,657
MS&AD Insurance Group Holdings	180,200	3,600
Mitsubishi Estate Co. Ltd.	149,000	3,562
Secom Co. Ltd.	69,900	3,523
Sumitomo Electric Industries Ltd.	294,700	3,410
Obayashi Corp.	580,000	3,265
Dainippon Sumitomo Pharma Co. Ltd.	268,700	3,228
ITOCHU Corp.	305,300	3,223
Yamato Holdings Co. Ltd.	205,200	3,120
Alfresa Holdings Corp.	76,900	3,005
Tokyo Gas Co. Ltd.	656,000	2,999
Central Japan Railway Co.	35,400	2,872
Toyota Tsusho Corp.	113,000	2,790
Isetan Mitsukoshi Holdings Ltd.	281,000	2,735
Kirin Holdings Co. Ltd.	228,000	2,679
Dentsu Inc.	89,600	2,407
Nippon Meat Packers Inc.	170,000	2,340
Sekisui House Ltd.	211,000	2,310
FUJIFILM Holdings Corp.	112,000	2,256
Toyo Seikan Kaisha Ltd.	156,500	2,108
West Japan Railway Co.	51,100	2,012
Sumitomo Forestry Co. Ltd.	201,600	1,906
JX Holdings Inc.	338,250	1,905
Toyo Suisan Kaisha Ltd.	70,000	1,866
Marui Group Co. Ltd.	218,700	1,750
NKSJ Holdings Inc.	80,900	1,723
Fukuoka Financial Group Inc.	363,000	1,453
Mitsubishi Heavy Industries Ltd.	298,000	1,441
NSK Ltd.	194,000	1,382
Shimizu Corp.	364,000	1,369
Chiba Bank Ltd.	215,000	1,258
Daihatsu Motor Co. Ltd.	61,000	1,207
Hitachi Metals Ltd.	133,000	1,125
Sega Sammy Holdings Inc.	66,200	1,118
Shiseido Co. Ltd.	78,900	1,110
Calsonic Kansei Corp.	259,000	1,069
SKY Perfect JSAT Holdings Inc.	2,509	1,042
Azbil Corp.	50,100	1,010
Onward Holdings Co. Ltd.	133,000	1,004
Bank of Yokohama Ltd.	203,000	942
Kinden Corp.	136,000	882
Yamada Denki Co. Ltd.	22,070	851
Taiyo Nippon Sanso Corp.	134,000	765
NET One Systems Co. Ltd.	72,900	716
Ship Healthcare Holdings Inc.	25,500	676
Nippon Suisan Kaisha Ltd.	297,700	616
Kyowa Hakko Kirin Co. Ltd.	56,000	553
Nippo Corp.	34,000	467
HIS Co. Ltd.	13,500	458
Arnest One Corp.	26,400	432
IT Holdings Corp.	34,900	422
Maeda Road Construction Co. Ltd.	27,000	413

Misawa Homes Co. Ltd.	28,000	412
Avex Group Holdings Inc.	20,200	406
Konica Minolta Holdings Inc.	55,000	396
Nichii Gakkan Co.	43,500	344
Toho Holdings Co. Ltd.	19,400	339
* Japan Airlines Co. Ltd.	7,300	312
Fuji Soft Inc.	16,300	308
Resorttrust Inc.	15,600	306
Ryosan Co. Ltd.	17,000	302
Aoyama Trading Co. Ltd.	14,900	286
Seino Holdings Co. Ltd.	45,000	285
Nippon Paint Co. Ltd.	32,000	275
Hitachi Chemical Co. Ltd.	17,500	261
Nihon Unisys Ltd.	39,100	259
MediPal Holdings Corp.	23,500	259
Kuroda Electric Co. Ltd.	21,700	257
Geo Holdings Corp.	244	255
COMSYS Holdings Corp.	19,600	252
Gulliver International Co. Ltd.	6,790	242
Iwatani Corp.	65,000	240
TS Tech Co. Ltd.	13,100	235
Suzuken Co. Ltd.	8,300	234
Press Kogyo Co. Ltd.	49,000	223
Universal Entertainment Corp.	13,000	223
Yellow Hat Ltd.	14,700	222
Round One Corp.	38,700	221
Tokyo Ohka Kogyo Co. Ltd.	10,700	212
Tokyo Seimitsu Co. Ltd.	12,100	197
Kawai Musical Instruments Manufacturing Co. Ltd.	103,000	191
Konaka Co. Ltd.	27,400	187
Mitsubishi Corp.	8,700	167
Fujitsu Frontech Ltd.	25,500	135
		291,987
Malaysia (1.2%)
CIMB Group Holdings Bhd.	5,405,438	13,502
Genting Malaysia Bhd.	8,594,900	10,017
AMMB Holdings Bhd.	3,687,087	8,190
Telekom Malaysia Bhd.	2,926,175	5,784
Sime Darby Bhd.	960,657	2,994
British American Tobacco Malaysia Bhd.	129,800	2,635
Multi-Purpose Holdings Bhd.	1,473,190	1,685
Carlsberg Brewery Malaysia Bhd.	344,800	1,414
Tenaga Nasional Bhd.	227,100	515
* Malaysian Airline System Bhd.	2,003,366	467
Genting Bhd.	135,800	410
		47,613
Mexico (0.9%)
America Movil SAB de CV ADR	1,116,098	25,826
* Cemex SAB de CV ADR	554,425	5,472
* Grupo Financiero Santander Mexico SAB de CV ADR	131,572	2,129
Fomento Economico Mexicano SAB de CV ADR	10,300	1,037
Grupo Carso SAB de CV	197,600	956
Bolsa Mexicana de Valores SAB de CV	373,700	942
* Genomma Lab Internacional SAB de CV Class B	360,531	742
Grupo Financiero Banorte SAB de CV	91,500	591
		37,695

Netherlands (0.9%)
Unilever NV	344,698	13,007
Heineken NV	91,243	6,086
Koninklijke Philips Electronics NV	163,611	4,389
* QIAGEN NV	223,800	4,062
Koninklijke Boskalis Westminster NV	62,410	2,845
Koninklijke KPN NV	254,981	1,261
Akzo Nobel NV	15,434	1,019
ASML Holding NV	12,829	831
Randstad Holding NV	13,740	507
Wolters Kluwer NV	22,352	462
TNT Express NV	12,503	142
PostNL NV	14,021	55
		34,666
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	282,806	535
Chorus Ltd.	56,561	138
* PGG Wrightson Ltd.	51,996	19
		692
Norway (0.6%)
Statoil ASA	525,768	13,194
Schibsted ASA	124,423	5,306
Norsk Hydro ASA	891,365	4,541
DNB ASA	160,452	2,045
* Storebrand ASA	63,234	310
		25,396
Philippines (1.6%)
Ayala Corp.	2,043,313	25,706
ABS-CBN Holdings Corp.	11,103,308	9,233
Globe Telecom Inc.	309,077	8,241
DMCI Holdings Inc.	4,596,500	6,034
Jollibee Foods Corp.	2,384,530	5,949
Lopez Holdings Corp.	28,940,774	4,432
SM Investments Corp.	105,900	2,276
* BDO Unibank Inc.	1,223,515	2,174
Bank of the Philippine Islands	268,300	622
Universal Robina Corp.	280,300	569
		65,236
Poland (0.5%)
KGHM Polska Miedz SA	278,684	17,327
Bank Pekao SA	15,911	868
Tauron Polska Energia SA	215,055	330
		18,525
Russia (0.1%)
Sberbank of Russia ADR	107,007	1,330
Sistema JSFC GDR	30,421	616
Eurasia Drilling Co. Ltd. GDR	13,254	476
Gazprom OAO ADR	30,334	291
LSR Group GDR	57,897	242
		2,955
Singapore (1.1%)
DBS Group Holdings Ltd.	2,232,000	27,323
Great Eastern Holdings Ltd.	654,000	8,409
GuocoLeisure Ltd.	5,958,000	3,216
* STATS ChipPAC Ltd.	7,254,000	2,038

Genting Singapore plc	929,244	1,063
Mandarin Oriental International Ltd.	719,690	1,049
Oversea-Chinese Banking Corp. Ltd.	109,000	877
United Industrial Corp. Ltd.	318,000	743
Yoma Strategic Holdings Ltd.	380,000	222
Global Yellow Pages Ltd.	2,077,000	142
* Global Yellow Pages Ltd. Warrants Exp. 08/13/2014	704,000	4
		45,086
South Africa (2.2%)
Naspers Ltd.	265,496	17,059
Hosken Consolidated Investments Ltd.	1,193,593	13,724
Clicks Group Ltd.	1,572,769	12,318
RMB Holdings Ltd.	1,282,142	6,223
MTN Group Ltd.	275,787	5,797
Nedbank Group Ltd.	215,378	4,816
FirstRand Ltd.	1,184,165	4,379
RMI Holdings	1,467,446	3,629
Sun International Ltd.	308,008	3,448
Anglo American plc Ordinary Shares	102,197	3,201
Remgro Ltd.	96,537	1,816
Old Mutual plc	573,014	1,659
JD Group Ltd.	255,998	1,355
Anglo American Platinum Ltd.	22,129	1,175
MMI Holdings Ltd.	295,466	775
Foschini Group Ltd.	45,988	766
Gold Fields Ltd.	57,059	708
* Niveus Investments Ltd.	451,834	688
City Lodge Hotels Ltd.	47,230	575
Steinhoff International Holdings Ltd.	165,153	540
AngloGold Ashanti Ltd.	17,188	537
* Murray & Roberts Holdings Ltd.	183,008	536
JSE Ltd.	51,278	473
Discovery Holdings Ltd.	45,360	334
Liberty Holdings Ltd.	22,805	299
Mondi Ltd.	9,968	108
Impala Platinum Holdings Ltd.	4,987	101
Mpact Ltd.	15,297	36
		87,075
South Korea (2.8%)
Samsung Electronics Co. Ltd.	22,886	32,755
Hyundai Motor Co.	88,140	18,142
Samsung Electronics Co. Ltd. GDR	20,200	14,356
Kia Motors Corp.	239,175	12,727
SK Holdings Co. Ltd.	60,007	10,057
Woori Finance Holdings Co. Ltd.	596,130	6,620
KB Financial Group Inc.	100,428	3,583
* LG Display Co. Ltd.	118,130	3,414
Hana Financial Group Inc.	83,341	2,725
Hyundai Mobis	6,554	1,778
KT Corp.	39,440	1,311
* Hankook Tire Co. Ltd.	28,981	1,281
SK Telecom Co. Ltd.	8,519	1,214
Nexen Tire Corp.	18,710	283
Hankook Tire Worldwide Co. Ltd.	6,624	123
		110,369

Spain (0.3%)
Inditex SA	23,879	3,346
* Banco Santander SA	331,892	2,676
Viscofan SA	34,273	1,912
Acciona SA	18,381	1,394
Acerinox SA	112,159	1,237
Mediaset Espana Comunicacion SA	150,750	1,038
Telefonica SA	62,231	845
Distribuidora Internacional de Alimentacion SA	55,629	358
Banco Bilbao Vizcaya Argentaria SA	31,471	289
Banco Santander SA ADR	17,899	146
		13,241
Sweden (1.7%)
Svenska Handelsbanken AB Class A	693,730	24,856
Atlas Copco AB Class B	482,340	11,834
Investor AB Class B	367,400	9,636
Assa Abloy AB Class B	145,340	5,473
Volvo AB Class B	277,479	3,826
Nordea Bank AB	309,145	2,961
Telefonaktiebolaget LM Ericsson Class B	276,076	2,777
Swedish Match AB	56,037	1,887
Modern Times Group AB Class B	37,802	1,324
Oriflame Cosmetics SA	32,321	1,032
Hoganas AB Class B	26,417	1,013
Skandinaviska Enskilda Banken AB Class A	101,513	866
Millicom International Cellular SA	5,491	477
Lundbergforetagen AB Class B	7,246	257
* CDON Group AB	15,780	97
		68,316
Switzerland (2.4%)
Cie Financiere Richemont SA	285,737	22,849
Roche Holding AG	107,431	21,886
Nestle SA	274,930	17,918
Schindler Holding AG	84,212	12,164
UBS AG	412,467	6,487
Novartis AG	95,419	6,041
Geberit AG	13,661	3,024
Adecco SA	47,134	2,498
Clariant AG	114,473	1,560
Sonova Holding AG	9,584	1,062
Helvetia Holding AG	1,492	567
ABB Ltd.	18,548	385
^ Logitech International SA	49,852	380
OC Oerlikon Corp. AG	28,172	323
		97,144
Taiwan (1.7%)
Fubon Financial Holding Co. Ltd.	13,957,279	16,941
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	869,405	14,919
Hon Hai Precision Industry Co. Ltd.	4,587,900	14,143
United Microelectronics Corp.	21,180,000	8,568
Taiwan Semiconductor Manufacturing Co. Ltd.	1,957,935	6,553
Uni-President Enterprises Corp.	1,305,595	2,402
Taishin Financial Holding Co. Ltd.	3,987,981	1,588
Chunghwa Telecom Co. Ltd.	286,000	931
Giant Manufacturing Co. Ltd.	81,000	466

King Yuan Electronics Co. Ltd.	203,000	130
		66,641
Thailand (1.6%)
Kasikornbank PCL (Foreign)	1,570,900	9,974
Bangkok Bank PCL (Foreign)	1,266,800	8,680
* Advanced Info Service PCL (Local)	917,300	6,310
Siam Cement PCL (Foreign)	396,500	6,101
Thanachart Capital PCL	4,129,600	5,103
Advanced Info Service PCL (Foreign)	740,000	5,090
MBK PCL (Foreign)	1,246,700	4,467
Advanced Info Service PCL	613,000	4,217
Total Access Communication PCL	901,000	2,610
* Total Access Communication PCL (Local)	896,616	2,598
Land and Houses PCL (Foreign)	8,107,800	2,597
* Siam Commercial Bank PCL (Local)	294,700	1,754
* GMM Grammy PCL NVDR	2,917,000	1,667
* Big C Supercenter PCL	242,600	1,645
* GMM Grammy PCL (Foreign)	1,236,400	706
* BEC World PCL	282,256	660
Major Cineplex Group PCL	534,400	333
BEC World PCL (Foreign)	85,285	199
Siam Commercial Bank PCL (Foreign)	30,900	184
Matichon PCL (Foreign)	694,500	155
Post Publishing PCL (Foreign)	961,600	146
		65,196
Turkey (0.8%)
Turkiye Is Bankasi	2,640,585	9,178
BIM Birlesik Magazalar AS	146,467	7,175
Turkiye Garanti Bankasi AS	1,050,873	5,467
KOC Holding AS	512,638	2,667
Turkiye Garanti Bankasi AS ADR	430,400	2,240
* Turkcell Iletisim Hizmetleri AS	201,903	1,306
Turkiye Halk Bankasi AS	121,992	1,201
Haci Omer Sabanci Holding AS (Bearer)	149,304	825
Ulker Biskuvi Sanayi AS	102,586	557
Bizim Toptan Satis Magazalari AS	11,518	180
Tupras Turkiye Petrol Rafinerileri AS	5,594	162
		30,958
United Kingdom (8.3%)
Royal Dutch Shell plc Class A	984,195	33,839
Rolls-Royce Holdings plc	1,646,285	23,720
Prudential plc	1,496,828	20,886
Wolseley plc	379,433	18,035
Vodafone Group plc	5,845,864	14,702
BP plc	1,807,162	12,521
* Lloyds Banking Group plc	14,770,461	11,835
Bunzl plc	672,324	10,978
BP plc ADR	225,117	9,374
British American Tobacco plc	171,078	8,669
HSBC Holdings plc	792,853	8,386
Intertek Group plc	152,092	7,675
BHP Billiton plc	187,952	6,605
Rio Tinto plc	109,873	6,403
Invensys plc	1,163,539	6,322
Diageo plc	203,297	5,918
Royal Dutch Shell plc Class B	146,694	5,192

Reckitt Benckiser Group plc	77,908	4,880
Compass Group plc	379,871	4,493
Hays plc	3,325,056	4,466
Howden Joinery Group plc	1,523,944	4,327
Aggreko plc	149,823	4,297
Michael Page International plc	613,159	3,960
Unilever plc	102,049	3,874
Capita plc	308,296	3,818
Tesco plc	692,356	3,803
Informa plc	400,127	2,960
Carnival plc	74,985	2,899
^ APR Energy plc	215,059	2,864
Sage Group plc	584,097	2,798
Rightmove plc	116,953	2,694
Barclays plc	603,276	2,605
Provident Financial plc	110,686	2,477
BAE Systems plc	439,829	2,416
ITV plc	1,235,916	2,120
International Personal Finance plc	334,803	2,011
Spectris plc	59,017	1,977
Paragon Group of Cos. plc	464,431	1,961
Reed Elsevier plc	185,743	1,950
Stagecoach Group plc	389,906	1,927
WPP plc	131,408	1,910
GlaxoSmithKline plc	85,203	1,850
G4S plc	427,950	1,787
Smiths Group plc	89,603	1,764
Rexam plc	247,791	1,741
Experian plc	105,558	1,706
TUI Travel plc	343,910	1,600
Next plc	24,563	1,516
Admiral Group plc	78,614	1,505
ICAP plc	292,757	1,498
3i Group plc	402,987	1,409
Glencore International plc	226,171	1,318
* Berkeley Group Holdings plc	43,010	1,257
AstraZeneca plc	25,248	1,194
QinetiQ Group plc	406,008	1,192
Homeserve plc	306,876	1,159
* Thomas Cook Group plc	1,421,073	1,125
WH Smith plc	89,551	1,000
TalkTalk Telecom Group plc	256,992	995
Aviva plc	152,079	918
Cairn Energy plc	189,278	829
Devro plc	159,231	809
Cable & Wireless Communications plc	1,393,728	802
Sportingbet plc	906,197	788
Sthree plc	143,910	778
Petrofac Ltd.	28,459	771
AMEC plc	45,722	748
IG Group Holdings plc	100,548	736
Millennium & Copthorne Hotels plc	86,358	723
* Royal Bank of Scotland Group	125,468	676
IMI plc	36,949	657
Jupiter Fund Management plc	140,892	654
Bwin.Party Digital Entertainment plc	359,387	651
Smith & Nephew plc	58,521	648

Centrica plc	115,309	626
British Sky Broadcasting Group plc	49,898	623
Ladbrokes plc	193,711	621
* Barratt Developments plc	172,408	583
Mondi plc	52,859	570
Home Retail Group plc	270,351	558
Standard Chartered plc	21,933	556
Close Brothers Group plc	34,692	487
National Express Group plc	144,692	484
N Brown Group plc	75,106	448
Daily Mail & General Trust plc	43,118	387
Carphone Warehouse Group plc	104,186	352
Mondi plc	30,956	332
Anglo American plc London Shares	10,073	322
Marshalls plc	155,051	244
Northgate plc	41,164	208
* Perform Group plc	9,640	62
* Connaught plc	103,081	—
		328,814
Virgin Islands (0.0%)
* Altisource Asset Management Corp.	4,667	379

United States (41.3%)
Consumer Discretionary (10.8%)
* Amazon.com Inc.	223,014	56,008
* Liberty Global Inc. Class A	512,678	32,294
Comcast Corp. Class A	609,824	22,795
Cablevision Systems Corp. Class A	1,410,186	21,068
* Liberty Global Inc.	349,117	20,511
* priceline.com Inc.	25,386	15,770
* PulteGroup Inc.	804,975	14,618
Dillard's Inc. Class A	162,788	13,637
Ford Motor Co.	897,900	11,628
TJX Cos. Inc.	255,483	10,845
Omnicom Group Inc.	209,341	10,459
* Mohawk Industries Inc.	112,250	10,155
CBS Corp. Class B	261,143	9,936
Royal Caribbean Cruises Ltd.	272,590	9,268
* CarMax Inc.	246,277	9,245
Walt Disney Co.	182,075	9,066
Harley-Davidson Inc.	173,570	8,477
* Liberty Media Corp. - Liberty Capital Class A	68,849	7,987
Cooper Tire & Rubber Co.	314,102	7,966
* Blue Nile Inc.	202,858	7,810
Brinker International Inc.	250,871	7,774
* AMC Networks Inc. Class A	155,026	7,674
American Greetings Corp. Class A	446,272	7,538
* MGM Resorts International	631,021	7,345
Time Warner Inc.	146,644	7,014
* TripAdvisor Inc.	161,850	6,791
Sotheby's	199,219	6,698
* ANN Inc.	165,866	5,613
* Liberty Interactive Corp. Class A	260,839	5,133
* Hanesbrands Inc.	140,912	5,047
* Bed Bath & Beyond Inc.	85,490	4,780
* DIRECTV	88,320	4,430
* Coinstar Inc.	74,150	3,857

	Home Depot Inc.	58,889	3,642
	American Eagle Outfitters Inc.	158,515	3,251
	CBS Corp. Class A	85,395	3,243
	Bob Evans Farms Inc.	79,326	3,189
*	K12 Inc.	134,336	2,746
	Gap Inc.	77,572	2,408
	Interpublic Group of Cos. Inc.	206,795	2,279
	Whirlpool Corp.	21,592	2,197
	KB Home	123,345	1,949
	Yum! Brands Inc.	20,948	1,391
*	Red Robin Gourmet Burgers Inc.	36,818	1,299
	Scholastic Corp.	43,334	1,281
*	Liberty Ventures Class A	17,389	1,178
*	Standard Pacific Corp.	151,172	1,111
	OfficeMax Inc.	83,450	814
*	Discovery Communications Inc. Class A	12,827	814
*	CC Media Holdings Inc. Class A	220,628	734
*	Cavco Industries Inc.	14,618	731
	Hot Topic Inc.	68,244	659
	Movado Group Inc.	21,146	649
*	Live Nation Entertainment Inc.	52,419	488
*	Discovery Communications Inc.	7,303	427
*	Papa John's International Inc.	6,744	371
*	Arctic Cat Inc.	10,918	365
*	Multimedia Games Holding Co. Inc.	24,709	363
*	Smith & Wesson Holding Corp.	40,735	344
	Stage Stores Inc.	13,786	342
*	LeapFrog Enterprises Inc.	31,166	269
*	G-III Apparel Group Ltd.	7,843	268
	Brown Shoe Co. Inc.	14,357	264
	CTC Media Inc.	33,336	259
	Destination Maternity Corp.	11,763	254
*	Office Depot Inc.	68,658	225
*	Ascent Capital Group Inc. Class A	2,330	144
	Blyth Inc.	6,774	105
*	Sun-Times Media Group Inc. Class A	130,959	—
			429,290
Consumer Staples (4.2%)
	Philip Morris International Inc.	452,398	37,839
	Costco Wholesale Corp.	355,015	35,065
	Tyson Foods Inc. Class A	1,110,798	21,549
	Estee Lauder Cos. Inc. Class A	259,144	15,512
*	Smithfield Foods Inc.	659,284	14,221
	Kroger Co.	418,887	10,899
	PepsiCo Inc.	147,680	10,106
	CVS Caremark Corp.	152,251	7,361
	Universal Corp.	78,879	3,937
	Altria Group Inc.	118,836	3,734
	Sanderson Farms Inc.	43,996	2,092
	PriceSmart Inc.	8,582	661
*	Medifast Inc.	19,104	504
*	Dean Foods Co.	30,439	503
	Cal-Maine Foods Inc.	8,504	342
*	Omega Protein Corp.	52,359	320
*	Central Garden and Pet Co. Class A	26,454	276
*,^ USANA Health Sciences Inc.		7,763	256
	Ingredion Inc.	3,719	240

SUPERVALU Inc.	16,485	41
		165,458
Energy (3.7%)
Exxon Mobil Corp.	287,195	24,857
ConocoPhillips	397,108	23,028
Phillips 66	381,280	20,246
Valero Energy Corp.	476,649	16,263
Tesoro Corp.	352,648	15,534
Marathon Petroleum Corp.	242,347	15,268
EOG Resources Inc.	82,633	9,981
Western Refining Inc.	237,234	6,688
* Ultra Petroleum Corp.	329,663	5,977
National Oilwell Varco Inc.	80,180	5,480
Delek US Holdings Inc.	186,554	4,723
Alon USA Energy Inc.	29,024	525
Baker Hughes Inc.	11,500	470
EXCO Resources Inc.	32,300	219
Devon Energy Corp.	2,990	156
		149,415
Exchange-Traded Fund (0.3%)
2 Vanguard MSCI Emerging Markets ETF	299,822	13,351

Financials (7.6%)
* American International Group Inc.	1,253,110	44,235
Bank of America Corp.	1,894,205	21,973
* Berkshire Hathaway Inc. Class B	244,855	21,964
SL Green Realty Corp.	236,114	18,098
Citigroup Inc.	381,516	15,093
* CBRE Group Inc. Class A	699,356	13,917
Moody's Corp.	264,252	13,297
Lazard Ltd. Class A	409,154	12,209
JPMorgan Chase & Co.	272,593	11,986
* Markel Corp.	26,512	11,491
Legg Mason Inc.	417,094	10,728
American Express Co.	182,540	10,492
New York Community Bancorp Inc.	685,680	8,982
Huntington Bancshares Inc.	1,217,077	7,777
* MBIA Inc.	940,330	7,382
First Republic Bank	217,647	7,134
* PHH Corp.	292,203	6,648
* CIT Group Inc.	156,119	6,032
Regions Financial Corp.	795,900	5,667
M&T Bank Corp.	47,816	4,708
* World Acceptance Corp.	57,427	4,282
Progressive Corp.	197,093	4,159
* Altisource Portfolio Solutions SA	46,671	4,044
Assurant Inc.	110,447	3,833
Cash America International Inc.	94,736	3,758
Brandywine Realty Trust	275,629	3,360
Mercury General Corp.	81,370	3,230
Synovus Financial Corp.	1,166,300	2,857
CNO Financial Group Inc.	276,325	2,578
Piedmont Office Realty Trust Inc. Class A	131,855	2,380
Federated Investors Inc. Class B	91,705	1,855
* MGIC Investment Corp.	688,379	1,831
Symetra Financial Corp.	69,674	904

Zions Bancorporation	32,047	686
Principal Financial Group Inc.	20,500	585
Republic Bancorp Inc. Class A	27,308	577
* First Cash Financial Services Inc.	9,500	471
Home Loan Servicing Solutions Ltd.	21,407	405
Retail Properties of America Inc.	32,085	384
Ameriprise Financial Inc.	5,932	372
TD Ameritrade Holding Corp.	21,308	358
Vornado Realty Trust	4,235	339
Stewart Information Services Corp.	9,779	254
* Altisource Residential Corp.	15,557	246
PrivateBancorp Inc.	15,552	238
Calamos Asset Management Inc. Class A	17,710	187
* WMI Holdings Corp.	5,696	5
		303,991
Health Care (3.9%)
Eli Lilly & Co.	565,033	27,867
Merck & Co. Inc.	604,305	24,740
Abbott Laboratories	351,274	23,008
WellPoint Inc.	296,003	18,033
Humana Inc.	192,460	13,209
* Waters Corp.	100,653	8,769
* Life Technologies Corp.	161,430	7,923
* Illumina Inc.	74,334	4,132
PDL BioPharma Inc.	582,763	4,109
* Express Scripts Holding Co.	73,378	3,962
* Seattle Genetics Inc.	160,100	3,714
* Intuitive Surgical Inc.	6,480	3,178
Bristol-Myers Squibb Co.	64,062	2,088
Warner Chilcott plc Class A	159,214	1,917
* Magellan Health Services Inc.	33,785	1,655
* Health Management Associates Inc. Class A	174,837	1,630
* United Therapeutics Corp.	17,261	922
* PAREXEL International Corp.	27,959	827
* Acorda Therapeutics Inc.	30,743	764
* Momenta Pharmaceuticals Inc.	46,241	545
* Cambrex Corp.	32,835	374
* PharMerica Corp.	20,090	286
* Pozen Inc.	55,485	278
* Emergent Biosolutions Inc.	16,539	265
* Triple-S Management Corp. Class B	13,306	246
* Charles River Laboratories International Inc.	6,379	239
		154,680
Industrials (3.0%)
Northrop Grumman Corp.	321,950	21,757
Kansas City Southern	243,615	20,337
* Delta Air Lines Inc.	1,161,528	13,787
Viad Corp.	317,934	8,635
Towers Watson & Co. Class A	147,549	8,294
* Alaska Air Group Inc.	180,476	7,777
* US Airways Group Inc.	566,871	7,653
Deere & Co.	75,224	6,501
Raytheon Co.	104,709	6,027
General Electric Co.	256,300	5,380
Expeditors International of Washington Inc.	55,500	2,195
JB Hunt Transport Services Inc.	20,464	1,222

	Alliant Techsystems Inc.	17,197	1,066
	Aircastle Ltd.	73,265	919
*	Hawaiian Holdings Inc.	121,528	798
	Southwest Airlines Co.	73,254	750
*	Ultrapetrol Bahamas Ltd.	416,979	688
*	JetBlue Airways Corp.	118,560	677
	Huntington Ingalls Industries Inc.	14,213	616
	Kimball International Inc. Class B	48,535	563
*	Taser International Inc.	50,896	455
	Heidrick & Struggles International Inc.	28,147	430
*	Saia Inc.	16,197	374
	Argan Inc.	20,418	368
	Apogee Enterprises Inc.	15,152	363
*	GenCorp Inc.	35,212	322
	Sauer-Danfoss Inc.	5,544	296
	Norfolk Southern Corp.	4,652	288
	Standex International Corp.	5,537	284
	Pitney Bowes Inc.	26,200	279
	SkyWest Inc.	22,262	277
*	Consolidated Graphics Inc.	7,804	272
*	MasTec Inc.	10,495	262
	Mueller Industries Inc.	5,047	252
			120,164
Information Technology (5.3%)
*	eBay Inc.	610,843	31,165
*	Gartner Inc.	340,213	15,657
	Mastercard Inc. Class A	28,483	13,993
*	Google Inc. Class A	18,820	13,350
	Apple Inc.	22,016	11,735
*	Alliance Data Systems Corp.	69,040	9,994
*	Flextronics International Ltd.	1,512,071	9,390
*	CACI International Inc. Class A	151,344	8,329
	FLIR Systems Inc.	369,701	8,248
	Visa Inc. Class A	52,195	7,912
*	LSI Corp.	1,088,340	7,705
	Xilinx Inc.	207,948	7,465
	DST Systems Inc.	108,062	6,549
	Microsoft Corp.	199,932	5,344
	Altera Corp.	153,403	5,283
*,^ VistaPrint NV		151,791	4,988
*	CoreLogic Inc.	179,954	4,844
*	Teradyne Inc.	276,556	4,671
*	Sapient Corp.	406,377	4,291
	Dolby Laboratories Inc. Class A	137,448	4,031
	Western Digital Corp.	84,700	3,599
*	Teradata Corp.	48,221	2,984
	Forrester Research Inc.	107,818	2,890
	Computer Sciences Corp.	67,706	2,712
	AOL Inc.	77,082	2,282
	Xerox Corp.	324,264	2,212
*	Kulicke & Soffa Industries Inc.	174,695	2,095
	Convergys Corp.	92,487	1,518
*	Unisys Corp.	80,796	1,398
*	CSG Systems International Inc.	72,359	1,316
*	Magnachip Semiconductor Corp.	57,252	911
	Hewlett-Packard Co.	48,379	689
	Hackett Group Inc.	129,156	553

	Seagate Technology plc			16,182	493
*	Cognizant Technology Solutions Corp. Class A			5,576	413
*	Photronics Inc.			54,881	327
	United Online Inc.			53,261	298
*	Euronet Worldwide Inc.			12,380	292
	Heartland Payment Systems Inc.			9,645	285
	Dell Inc.			25,900	262
*	Acxiom Corp.			13,677	239
*	Brocade Communications Systems Inc.			44,278	236
					212,948
Materials (2.1%)
	CF Industries Holdings Inc.			69,719	14,164
	Domtar Corp.			133,319	11,135
	Monsanto Co.			96,542	9,138
	Praxair Inc.			63,553	6,956
	LyondellBasell Industries NV Class A			100,773	5,753
	Scotts Miracle-Gro Co. Class A			126,269	5,562
	Huntsman Corp.			328,820	5,228
	Georgia Gulf Corp.			121,339	5,009
*	Chemtura Corp.			180,577	3,839
	Boise Inc.			415,368	3,302
	Bemis Co. Inc.			72,236	2,417
	Minerals Technologies Inc.			58,802	2,347
	Schweitzer-Mauduit International Inc.			35,370	1,381
*	Resolute Forest Products			78,674	1,042
	Myers Industries Inc.			56,409	855
	Sherwin-Williams Co.			5,502	846
	PH Glatfelter Co.			42,530	743
	Buckeye Technologies Inc.			24,946	716
	Neenah Paper Inc.			19,183	546
	United States Steel Corp.			14,325	342
	American Vanguard Corp.			10,394	323
*	Mercer International Inc.			23,757	170
					81,814
Telecommunication Services (0.4%)
	Verizon Communications Inc.			158,192	6,845
*	Level 3 Communications Inc.			191,696	4,430
*	NII Holdings Inc.			212,981	1,518
	Telephone & Data Systems Inc.			62,553	1,385
*	Cincinnati Bell Inc.			118,179	648
					14,826
Total United States					1,645,937
Total Common Stocks (Cost $3,047,326)					3,834,004
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (4.3%)[1]
Money Market Fund (4.1%)
[3,4] Vanguard Market Liquidity Fund		0.162%		165,787,724	165,788

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
[5,6] Freddie Mac Discount Notes		0.118%	3/11/13	8,000	7,998

Total Temporary Cash Investments (Cost $173,786)	173,786
Total Investments (100.6%) (Cost $3,221,112)	4,007,790
Other Assets and Liabilities-Net (-0.6%)[4]	(24,990)
Net Assets (100%)	3,982,800

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,742,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.4% and 2.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $4,704,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $6,099,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Global Equity Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	235,625	1,952,442	—
Common Stocks—United States	1,645,937	—	—
Temporary Cash Investments	165,788	7,998	—
Futures Contracts—Assets[1]	1,517	—	—
Forward Currency Contracts—Assets	—	83	—
Forward Currency Contracts—Liabilities	—	(418)	—
Total	2,048,867	1,960,105	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and by requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Global Equity Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	167	59,289	(293)
FTSE 100 Index	March 2013	132	12,548	(4)
Dow Jones EURO STOXX 50 Index	March 2013	331	11,412	137
Topix Index	March 2013	93	9,266	801
S&P ASX 200 Index	March 2013	48	5,751	51
E-mini S&P 500 Index	March 2013	(193)	(13,704)	10

Unrealized appreciation (depreciation) on open S&P 500 Index, FTSE 100 Index, and E-mini S&P 500 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	3/20/13	GBP	7,763	USD	12,551	65
UBS AG	3/20/13	EUR	8,669	USD	11,420	18
UBS AG	3/12/13	JPY	728,704	USD	8,794	(362)
UBS AG	3/26/13	AUD	5,539	USD	5,771	(56)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At December 31, 2012, the cost of investment securities for tax purposes was $3,238,312,000. Net unrealized appreciation of investment securities for tax purposes was $769,478,000, consisting of unrealized gains of $962,352,000 on securities that had risen in value since their purchase and $192,874,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 14, 2013
VANGUARD HORIZON FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 14, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.